FAIR VALUE MEASUREMENTS - Summary of Changes the Fair Value of Level 3 Financial Liabilities Measured Fair Value On Recurring Basis (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,683,722
Issuance of Series A warrant liabilities	$ 79,445,308	$ 79,445,308
Issuance of other warrant liabilities and conversion options		3,878,989
Warrants issued in connection with the Waivers	$ (13,300)	(13,300)
Change in fair value of derivative liabilities	(45,209,758)	(47,405,025)
Ending balance	$ 35,905,972	$ 35,905,972